Average Annual Total Returns - AMERICAN CENTURY MUNICIPAL TRUST			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.77%	0.84%		2.28%
S&P Municipal Bond 50% Investment Grade/50% High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Municipal Bond 50% Investment Grade/50% High Yield Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.66%	1.55%		3.29%
S&P Intermediate Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Intermediate Term National AMT-Free Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.65%	1.22%		2.25%
HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			2.95%	1.11%		3.02%
Performance Inception Date		Mar. 31, 1998
HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.95%	1.07%		2.99%
Performance Inception Date		Mar. 31, 1998
HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.53%	1.71%		3.19%
Performance Inception Date		Mar. 31, 1998
HIGH-YIELD MUNICIPAL FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			3.15%	1.31%		3.23%
Performance Inception Date		Mar. 01, 2010
HIGH-YIELD MUNICIPAL FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			3.07%	1.34%	3.29%
Performance Inception Date		Apr. 10, 2017
HIGH-YIELD MUNICIPAL FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(2.04%)	(0.07%)		2.28%
Performance Inception Date		Jan. 31, 2003
HIGH-YIELD MUNICIPAL FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		1.81%	0.10%		2.15%
Performance Inception Date	[1]	Jul. 24, 2002
INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.52%	1.03%		2.17%
Performance Inception Date		Mar. 02, 1987
INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.52%	1.03%		2.17%
Performance Inception Date		Mar. 02, 1987
INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.08%	1.43%		2.29%
Performance Inception Date		Mar. 02, 1987
INTERMEDIATE-TERM TAX-FREE BOND FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			4.73%	1.23%		2.37%
Performance Inception Date		Apr. 15, 2003
INTERMEDIATE-TERM TAX-FREE BOND FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			4.86%	1.28%	2.56%
Performance Inception Date		Apr. 10, 2017
INTERMEDIATE-TERM TAX-FREE BOND FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(0.43%)	(0.15%)		1.45%
Performance Inception Date		Mar. 01, 2010
INTERMEDIATE-TERM TAX-FREE BOND FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class1 Return Before Taxes
Average Annual Return, Percent	[2]		3.58%	0.04%		1.30%
Performance Inception Date	[2]	Mar. 01, 2010
TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class
Average Annual Return, Percent			2.36%	1.85%		1.22%

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.